Deferred Income Taxes (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Taxes Details
Non-capital losses	$ 7,571	$ 6,278
Marketable securities	145	164
Share issue costs	114	86
Unrealized foreign exchange	234	336
Tax value over book value of mineral properties	6,807	6,544
Tax value over book value of equipment	1,287	1,259
Unrecognized deductible temporary differences	$ 16,158	$ 14,667